Warrant (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	May 25, 2022	Sep. 30, 2022	Dec. 31, 2021	Aug. 15, 2022	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price				$ 11.50
Warrant liabilities		$ 1,800	$ 1,300
Other Expenses	$ 800	$ 500
Warrant liabilities			$ 100		$ 100
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of units		62,003	62,003
Exercise price		$ 0.01	$ 0.01
Warrant liabilities			$ 1,300
Other Expenses			$ 600
Warrant agreements, description		the Company concurrently entered into warrant agreements and issued the Subordinated Term Loan Warrants under the condition that if the Company does not repay the Subordinated Term Loan on or prior to the maturity date, the lender receives right to purchase up to the number of Class A Common Stock worth $2.0 million, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date. Additionally, if the Company does not repay the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants will be exercisable for additional $0.2 million of Class A Common Stock each additional full calendar month after the maturity date until the Company fully repays the principal and interest in cash. If the Company repays the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants will automatically terminate and be voided and no Subordinated Term Loan Warrant will be exercisable.	(i) the number of the Company’s common units worth $2.0 million if the Company consummates a SPAC transaction on or before the maturity date or (ii) 54,600 units of the Company’s common units in case the SPAC transaction is not consummated on or before the maturity date, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date.